Liability in Respect of Government Grants (Details Textual) - USD ($) $ in Thousands	1 Months Ended
	Jun. 30, 2017	May 31, 2017	Feb. 28, 2017	Dec. 22, 2015	Sep. 30, 2014
Liability in Respect of Government Grants [Abstract]
Total approved budget for development project	$ 87	$ 1,445	$ 372	$ 1,128	$ 1,001
Percentage of financing from the government	50.00%	30.00%	50.00%	50.00%	50.00%
Royalties					3.00%
Discount rate	19.00%	19.00%	19.00%	19.50%	30.00%